UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459

13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223

Signature, Place and Date of Signing:


/s/ Mark E. Brady                  Dayton, Ohio               May 12, 2003
-----------------------     --------------------------  ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         74

Form 13F Information Table Value Total: $1,061,197
                                        (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                            Eubel Brady & Suttman Asset Management, Inc.

SEC Form 13-F
03/31/03
                                                                                                          Item
                                                     Market                               Item #6          #7          Item #8
               Item #1          Item #2   Item #3     Value         Item #5         Investment Dscretn    Man-     Voting Authority
            Name of Issuer       Title     CUSIP    (x$1,000)  Quantity  Sh/Prn    Sole   Shared   Other  agers  Sole  Shared  Other
------------------------------------------------------------------------------------------------------------------------------------
21st Century Insurance          common   90130N103      8579    691832   sh       691832  n/a      n/a    n/a   691832    n/a   n/a
Accredited Home Lenders Holdin  common   00437p107      2754    309750   sh       309750  n/a      n/a    n/a   309750    n/a   n/a
Aceto Corp                      common   004446100      5770    450007   sh       450007  n/a      n/a    n/a   450007    n/a   n/a
Actrade Financial Technologies  common   00507P102       313    665015   sh       665015  n/a      n/a    n/a   665015    n/a   n/a
Altria Group Inc                common   02209S103      7477    249581   sh       249581  n/a      n/a    n/a   249581    n/a   n/a
America Service Group           common   02364l109      4646    357407   sh       357407  n/a      n/a    n/a   357407    n/a   n/a
American Home Mtg Hldg          common   02660M108      1121    111960   sh       111960  n/a      n/a    n/a   111960    n/a   n/a
American Power Conversion Corp  common   029066107     35138   2467565   sh      2467565  n/a      n/a    n/a  2467565    n/a   n/a
AmeriCredit Corp                common   03060R101     14237   4314340   sh      4314340  n/a      n/a    n/a  4314340    n/a   n/a
Anworth Mrtg. Asset Corp.       common   037347101     21075   1613695   sh      1613695  n/a      n/a    n/a  1613695    n/a   n/a
AT&T Wireless Group             common   00209A106      3893    589882   sh       589882  n/a      n/a    n/a   589882    n/a   n/a
Berkshire Hathaway Cl  B        common   084670207       274       128   sh          128  n/a      n/a    n/a      128    n/a   n/a
Brown Forman cl B               common   115637209     23518    305821   sh       305821  n/a      n/a    n/a   305821    n/a   n/a
Capital Automotive REIT Inc     common   139733109      2564    102805   sh       102805  n/a      n/a    n/a   102805    n/a   n/a
CenturyTel Inc.                 common   156700106     20784    753035   sh       753035  n/a      n/a    n/a   753035    n/a   n/a
CNS Inc.                        common   126136100      3489    513810   sh       513810  n/a      n/a    n/a   513810    n/a   n/a
Coldwater Creek Inc.            common   193068103      2028    214112   sh       214112  n/a      n/a    n/a   214112    n/a   n/a
CompuDyne Corporation           common   204795306      4273    621080   sh       621080  n/a      n/a    n/a   621080    n/a   n/a
Cox Communications Inc. CL A    common   224044107     59897   1925343   sh      1925343  n/a      n/a    n/a  1925343    n/a   n/a
Dial Corp                       common   25247D101       460     23700   sh        23700  n/a      n/a    n/a    23700    n/a   n/a
Donnelley R R & Sons Co         common   257867101     12601    687810   sh       687810  n/a      n/a    n/a   687810    n/a   n/a
Dun & Bradstreet                common   26483E100      2289     59835   sh        59835  n/a      n/a    n/a    59835    n/a   n/a
Emmis Communications Corp       common   291525103     22071   1307500   sh      1307500  n/a      n/a    n/a  1307500    n/a   n/a
FBR Asset Investment Corp.      common   30241E303     44057   1333759   sh      1333759  n/a      n/a    n/a  1333759    n/a   n/a
Friedman Billings Ramsey, Inc.  common   358434108      7188    794216   sh       794216  n/a      n/a    n/a   794216    n/a   n/a
Golden West Financial           common   381317106     17189    238965   sh       238965  n/a      n/a    n/a   238965    n/a   n/a
Hearst - Argyle TV (A)          common   422317107     16685    806430   sh       806430  n/a      n/a    n/a   806430    n/a   n/a
Hollinger International         common   435569108     10296   1303240   sh      1303240  n/a      n/a    n/a  1303240    n/a   n/a
IHOP Corp.                      common   449623107      2004     88930   sh        88930  n/a      n/a    n/a    88930    n/a   n/a
Insight Communications Co Cl A  common   45768V108     23573   1972613   sh      1972613  n/a      n/a    n/a  1972613    n/a   n/a
ITLA Capital Corporation        common   450565106     14619    442449   sh       442449  n/a      n/a    n/a   442449    n/a   n/a
Jones Apparel Group Inc         common   480074103     16163    589253   sh       589253  n/a      n/a    n/a   589253    n/a   n/a
Key Energy Services             common   492914106     37046   3675149   sh      3675149  n/a      n/a    n/a  3675149    n/a   n/a
Knight-Ridder                   common   499040103     42220    721707   sh       721707  n/a      n/a    n/a   721707    n/a   n/a
Lancaster Colony                common   513847103     18935    493752   sh       493752  n/a      n/a    n/a   493752    n/a   n/a
Lee Enterprises                 common   523768109     18340    581859   sh       581859  n/a      n/a    n/a   581859    n/a   n/a
Leucadia National               common   527288104     42171   1179941   sh      1179941  n/a      n/a    n/a  1179941    n/a   n/a
Liberty Media Corp. Cl A        common   530718105     15731   1616701   sh      1616701  n/a      n/a    n/a  1616701    n/a   n/a
Local Financial Corporation     common   539553107     15235   1056545   sh      1056545  n/a      n/a    n/a  1056545    n/a   n/a
Markel Corporation              common   570535104     27058    120956   sh       120956  n/a      n/a    n/a   120956    n/a   n/a
Maxwell Shoe                    common   577766108      1940    173960   sh       173960  n/a      n/a    n/a   173960    n/a   n/a
McCormick & Company, Inc.       common   579780206      5592    231640   sh       231640  n/a      n/a    n/a   231640    n/a   n/a
MCG Capital Corp.               common   58047P107     12433   1244583   sh      1244583  n/a      n/a    n/a  1244583    n/a   n/a
Mediacom Communications         common   58446k105     21384   2430049   sh      2430049  n/a      n/a    n/a  2430049    n/a   n/a
Mercury General Corp.           common   589400100     25697    677140   sh       677140  n/a      n/a    n/a   677140    n/a   n/a
Meredith Corp.                  common   589433101      8387    219661   sh       219661  n/a      n/a    n/a   219661    n/a   n/a
MFA Mortgage                    common   55272X102       235     27160   sh        27160  n/a      n/a    n/a    27160    n/a   n/a
Moody's Corp                    common   615369105      1582     34230   sh        34230  n/a      n/a    n/a    34230    n/a   n/a
National Beverage Corp.         common   635017106       839     60080   sh        60080  n/a      n/a    n/a    60080    n/a   n/a
Natural Resource Partners       common   63900P103      3537    154720   sh       154720  n/a      n/a    n/a   154720    n/a   n/a
New Century Financial           common   64352D101      8095    259609   sh       259609  n/a      n/a    n/a   259609    n/a   n/a
North Fork Bancorp              common   659424105     44215   1501367   sh      1501367  n/a      n/a    n/a  1501367    n/a   n/a
NVR, Inc.                       common   62944T105     54870    166777   sh       166777  n/a      n/a    n/a   166777    n/a   n/a
Petroquest                      common   716748108       954    631845   sh       631845  n/a      n/a    n/a   631845    n/a   n/a
Prologis Trust                  common   743410102     19089    753902   sh       753902  n/a      n/a    n/a   753902    n/a   n/a
Provident Financial Services    common   74386t105      4385    277340   sh       277340  n/a      n/a    n/a   277340    n/a   n/a
RailAmerica, Inc.               common   750753105      3604    590805   sh       590805  n/a      n/a    n/a   590805    n/a   n/a
RAIT Investment Trust           common   749227104     20735    915852   sh       915852  n/a      n/a    n/a   915852    n/a   n/a
RLI Corp.                       common   749607107     11951    444786   sh       444786  n/a      n/a    n/a   444786    n/a   n/a
S&P Midcap 400  SPDRS           common   595635103      3438     46056   sh        46056  n/a      n/a    n/a    46056    n/a   n/a
Saxon Cap Aquisition Corp       common   80556P302     11931    896390   sh       896390  n/a      n/a    n/a   896390    n/a   n/a
Sherwin-Williams Co.            common   824348106     30358   1148605   sh      1148605  n/a      n/a    n/a  1148605    n/a   n/a
Sirius Satellite Radio Inc.     common   82966U103       886   1214147   sh      1214147  n/a      n/a    n/a  1214147    n/a   n/a
SLM Corporation                 common   78442P106     10776     97150   sh        97150  n/a      n/a    n/a    97150    n/a   n/a
Spherion Inc.                   common   848420105      3084    776950   sh       776950  n/a      n/a    n/a   776950    n/a   n/a
Standard Management             common   853612109       825    249303   sh       249303  n/a      n/a    n/a   249303    n/a   n/a
Supreme Ind. Inc                common   868607102      3711    841408   sh       841408  n/a      n/a    n/a   841408    n/a   n/a
Telephone & Data Systems        common   879433100     27777    678976   sh       678976  n/a      n/a    n/a   678976    n/a   n/a
Timberland Company              common   887100105     20078    480217   sh       480217  n/a      n/a    n/a   480217    n/a   n/a
Topps Company, Inc.             common   890786106      4491    529575   sh       529575  n/a      n/a    n/a   529575    n/a   n/a
Trinity Industries Inc          common   896522109     25630   1488390   sh      1488390  n/a      n/a    n/a  1488390    n/a   n/a
UST Inc.                        common   902911106     24218    877450   sh       877450  n/a      n/a    n/a   877450    n/a   n/a
Washington Mutual               common   939322103     15500    439470   sh       439470  n/a      n/a    n/a   439470    n/a   n/a
White Mountain Insurance        common   g9618e107      1209      3555   sh         3555  n/a      n/a    n/a     3555    n/a   n/a



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